Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes
Loss before income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
United States	$(274,572)	$(70,546)
Foreign	(1,747)	$—
Loss before income taxes	$(276,319)	$(70,546)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2021 and 2020 was immaterial, and the individual components (current and deferred, federal and state) were all individually immaterial as well.

	Year Ended December 31,
	2021	2020
	(in thousands)
Current:
Federal	$—	$—
State	24	9
International	15	—
Deferred:
Federal	—	—
State	—	—
Total income tax provision	$39	$9

Schedule of Effective Income Tax Rate Reconciliation
The difference between the tax provision at the statutory federal income tax rate and the provision for (benefit from) income tax as a percentage of loss before income taxes (effective tax rate) for the years ended December 31, 2021 and 2020 was as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Benefit from income taxes at U.S. federal statutory rate	$(58,027)	$(15,415)
State statutory rate	(12,014)	(2,916)
Foreign tax rate at statutory rate	15	—
Foreign tax rate differential	(207)	—
Change in valuation allowance	65,996	19,235
Stock-based compensation	1,987	442
Permanent differences	2,010	38
Alternative fuel vehicle credit	(2,706)	(1,384)
Other	2,985	9
Total provision for (benefit from) income taxes	$39	$9

Schedule of Deferred Tax Assets and Liabilities
The components of net deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	Year Ended December 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating loss carryovers	$67,756	$35,596
Accruals, deferrals, and reserves	5,775	2,418
Operating lease liabilities	18,446	13,599
Stock compensation	32,601	196
Credits	11,502	8,796
Gross deferred tax assets	136,080	60,605
Valuation allowance	(111,613)	(45,617)
Gross deferred tax assets after valuation allowance	$24,467	$14,988
Deferred tax liabilities
Fixed Assets and intangibles	$(5,068)	$(2,930)
Operating lease right-of-use assets	(19,399)	(12,058)
Gross deferred tax liabilities	$(24,467)	$(14,988)
Net deferred tax assets	$—	$—